Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Trade and other payables
14.	Trade and other payables

This caption is made up as follows:

	2021	2020
	S/(000)	S/(000)

Trade payables	111,336	83,754
Interest payable	29,871	26,322
Remuneration payable	20,835	18,102
Advances from customers	14,668	14,880
Dividends payable, note 18(g)	9,550	7,686
Taxes and contributions	8,638	10,478
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)	7,615	4,830
Hedge finance cost payable	6,213	6,381
Board of Directors’ fees	5,615	5,061
Guarantee deposits	4,645	4,289
Account payable to the principal and affiliates, note 27	143	1,559
Other accounts payable	8,425	4,534
	227,554	187,876

Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled on 60 to 120 days term.

Other payables are non-interest bearing and have an average term of 3 months.

Interest payable is normally settled semiannually throughout the financial year.